System Fund	12 Months Ended
Dec. 31, 2018
Text block [abstract]
System Fund

32. System Fund

System Fund revenues comprise:

	2018 $m	2017 Restated[a] $m	2016 Restated[a] $m
Assessment fees and contributions received from hotels	979	934	887
Loyalty programme revenue[b]	254	308	312

	1,233	1,242	1,199

System Fund expenses include:

	2018 $m	2017 $m	2016 $m
Marketing[c]	427	405	415
Payroll costs (note 4)	347	339	311
Depreciation and amortisation	45	36	31

[a]	Restated for IFRS 15.
[b]	Loyalty programme revenue is shown net of the cost of point redemptions (see note 3).
[c]	Restated to reflect a wider definition of marketing costs.